UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2023

Date of reporting period:	December 1, 2022 – May 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam New York Tax Exempt Income Fund

Semiannual report

5 | 31 | 23

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PTEIX

Putnam New York
Tax Exempt
Income Fund

Semiannual report
5 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7

Message from the Trustees

July 7, 2023

Dear Fellow Shareholder:

Stocks have generally advanced in the first half of the year, and the performance of bond markets has also improved compared with 2022. Inflation is trending downward, while economic growth has remained positive. At the same time, investors are weighing the impact of high borrowing costs, a weak housing market, and stress in the banking system.

Fortunately, a strong pulse of innovation is gaining investors’ attention. The technology sector, for example, has started to rebound from a difficult 2022. More broadly, international markets are performing better this year, even though the reopening of China’s economy lacked the dynamism many had anticipated.

As active managers, your investment team continues to research attractive opportunities for your fund while monitoring risks. This report offers an update on their efforts.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 5/31/23. A bond rated BBB or higher (SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 New York Tax Exempt Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R6	Class Y
Total annual operating expenses for the fiscal
year ended 11/30/22	0.83%	1.43%	1.58%	0.57%	0.58%
Annualized expense ratio for the six-month
period ended 5/31/23	0.89%	1.49%	1.64%	0.63%	0.64%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 12/1/22 to 5/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.49	$7.51	$8.26	$3.18	$3.23
Ending value (after expenses)	$1,023.70	$1,020.70	$1,019.90	$1,025.10	$1,025.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 5/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (365).

New York Tax Exempt Income Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 5/31/23, use the following calculation method. To find the value of your investment on 12/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.48	$7.49	$8.25	$3.18	$3.23
Ending value (after expenses)	$1,020.49	$1,017.50	$1,016.75	$1,021.79	$1,021.74

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 5/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (365).

4 New York Tax Exempt Income Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of May 31, 2023, Putnam employees had approximately $470,000,000 and the Trustees had approximately $66,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in May 2023. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2022 through December 2022. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2022. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

New York Tax Exempt Income Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 New York Tax Exempt Income Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

New York Tax Exempt Income Fund 7

The fund’s portfolio 5/31/23 (Unaudited)

Key to holding’s abbreviations

AGC Assured Guaranty Corporation
AGM Assured Guaranty Municipal Corporation
AMBAC AMBAC Indemnity Corporation
BAM Build America Mutual
G.O. Bonds General Obligation Bonds
U.S. Govt. Coll. U.S. Government Collateralized
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.56% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.3%)*	Rating**	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$4,431,530
4.00%, 10/1/35	A+/F	4,280,000	4,251,606
			8,683,136
Guam (0.2%)
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A
5.375%, 10/1/40 ##	Baa2	525,000	515,172
5.25%, 10/1/36 ##	Baa2	680,000	675,288
5.125%, 10/1/34 ##	Baa2	390,000	391,599
			1,582,059
New York (97.7%)
Albany, Cap. Resource Corp. Rev. Bonds
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB+	325,000	327,808
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB+	495,000	499,623
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	265,000	273,168
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB+	115,000	116,147
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,150,000	1,187,689
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB+	250,000	252,621
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	700,000	724,309
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	590,000	611,480
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	200,000	207,505
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	594,870
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,212,252
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	A	2,000,000	1,854,748

8 New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
New York cont.
Broome Cnty., Local Dev. Corp. Rev. Bonds
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/50	AA	$1,300,000	$1,175,613
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 1/1/47	BBB−/F	1,160,000	846,411
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 7/1/41	BBB−/F	1,530,000	1,205,090
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/40	AA	1,350,000	1,265,205
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/39	AA	1,295,000	1,221,060
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/38	AA	1,185,000	1,131,389
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/34	AA	1,000,000	1,017,186
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Orchard Pk.), 5.00%, 11/15/37	BBB/F	4,470,000	4,469,882
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,040,123
(Orchard Pk.), 5.00%, 11/15/30	BBB/F	500,000	503,425
(D’Youville College), 4.00%, 11/1/50	BBB	6,535,000	5,577,230
(D’Youville College), 4.00%, 11/1/40	BBB	1,000,000	917,992
(D’Youville College), 4.00%, 11/1/35	BBB	1,025,000	993,808
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,343,390
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	252,155
Build NY City Resource Corp. Rev. Bonds
(KIPP NYC Pub. Charter Schools), 5.25%, 7/1/62	BBB−	6,250,000	6,317,713
(Global Cmnty. Charter School), 5.00%, 6/15/57	BB+	1,300,000	1,198,563
(Grand Concourse Academy Charter School), 5.00%, 7/1/52	BBB−	1,425,000	1,414,993
(Global Cmnty. Charter School), 5.00%, 6/15/52	BB+	1,520,000	1,427,109
(Manhattan College), 5.00%, 8/1/47	A−	1,000,000	1,018,035
(Grand Concourse Academy Charter School), 5.00%, 7/1/42	BBB−	550,000	556,204
(Global Cmnty. Charter School), 5.00%, 6/15/42	BB+	850,000	823,604
(Children’s Aid Society (The)), 5.00%, 7/1/40	A+	3,175,000	3,185,791
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	1,967,786
(Bronx Charter School for Excellence), Ser. A, 5.00%, 4/1/33	BBB−	620,000	620,287
(Classical Charter School, Inc.), 4.75%, 6/15/58	BBB−	725,000	665,136
(Classical Charter School, Inc.), 4.75%, 6/15/53	BBB−	850,000	795,979
(Classical Charter School, Inc.), 4.50%, 6/15/43	BBB−	700,000	661,068
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/56	BB−/P	450,000	324,779
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB−/P	690,000	512,067
(Children’s Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	932,916
(Children’s Aid Society (The)), 4.00%, 7/1/44	A+	450,000	429,599
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/41	BB−/P	525,000	427,798

New York Tax Exempt Income Fund 9

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
New York cont.
Build NY City Resource Corp. Rev. Bonds
(Children’s Aid Society (The)), 4.00%, 7/1/38	A+	$290,000	$285,326
(Children’s Aid Society (The)), 4.00%, 7/1/36	A+	125,000	125,708
(Academic Leadership Charter School), 4.00%, 6/15/36	BBB−	400,000	371,185
(Academic Leadership Charter School), 4.00%, 6/15/31	BBB−	100,000	97,197
(Academic Leadership Charter School), 4.00%, 6/15/30	BBB−	100,000	97,827
(Academic Leadership Charter School), 4.00%, 6/15/29	BBB−	110,000	108,077
(Academic Leadership Charter School), 4.00%, 6/15/28	BBB−	100,000	98,434
(Academic Leadership Charter School), 4.00%, 6/15/27	BBB−	100,000	98,396
Build NY City Resource Corp. 144A Rev. Bonds
(East Harlem Scholars Academy Charter School), 5.75%, 6/1/52	BB+	1,000,000	1,010,888
(Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,070,331
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/51	BB+	1,000,000	740,738
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/41	BB+	1,780,000	1,441,157
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/31	BB+	1,265,000	1,178,110
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,770,599
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Marist College), 5.00%, 7/1/52	A2	9,000,000	9,355,199
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	158,331
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	1,065,000	1,093,247
(Nuvance Hlth. Oblig. Group), Ser. B, 4.00%, 7/1/49	BBB+	2,250,000	1,909,604
(Culinary Inst. of America (The)), 4.00%, 7/1/40	Baa2	100,000	89,404
(Culinary Inst. of America (The)), 4.00%, 7/1/39	Baa2	100,000	90,413
(Culinary Inst. of America (The)), 4.00%, 7/1/38	Baa2	200,000	182,374
(Culinary Inst. of America (The)), 4.00%, 7/1/37	Baa2	175,000	161,814
(Culinary Inst. of America (The)), 4.00%, 7/1/36	Baa2	175,000	164,886
(Culinary Inst. of America (The)), 4.00%, 7/1/35	Baa2	175,000	167,427
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A
5.00%, 7/1/51	BBB−	8,000,000	7,918,634
5.00%, 7/1/45	BBB−	3,400,000	3,398,856
5.00%, 7/1/40	BBB−	1,000,000	1,010,828
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	549,698
5.00%, 9/1/38	Aa1	1,500,000	1,603,329
5.00%, 9/1/36	Aa1	1,500,000	1,609,277
5.00%, 9/1/35	Aa1	1,250,000	1,345,941

10 New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
New York cont.
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Evergreen Charter School, Inc.), Ser. A, 5.25%, 6/15/52	BB	$2,000,000	$1,902,845
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,008,399
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,024,090
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,302,176
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,038,240
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,236,548
(Molloy College), 5.00%, 7/1/38	BBB	865,000	879,340
(Molloy College), 5.00%, 7/1/38	BBB	480,000	486,352
(Molloy College), 5.00%, 7/1/37	BBB	315,000	319,872
(Adelphi U.), 5.00%, 2/1/34	A−	200,000	215,873
(Adelphi U.), 5.00%, 2/1/33	A−	205,000	221,313
(Adelphi U.), 5.00%, 6/1/32	A−	200,000	221,608
(Adelphi U.), 5.00%, 2/1/32	A−	230,000	248,463
(Adelphi U.), 5.00%, 2/1/31	A−	200,000	216,257
(Adelphi U.), 5.00%, 6/1/30	A−	200,000	219,491
(Adelphi U.), 5.00%, 2/1/30	A−	155,000	167,515
(Adelphi U.), 5.00%, 6/1/27	A−	600,000	631,191
(Adelphi U.), 5.00%, 6/1/26	A−	345,000	357,587
(Adelphi U.), 4.00%, 2/1/39	A−	1,000,000	941,931
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A2	4,010,000	4,527,198
5.25%, 10/1/35	A2	4,000,000	4,483,351
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. B, 5.00%, 9/1/46	A2	2,500,000	2,585,660
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,026,320
5.00%, 9/1/36	A2	1,000,000	1,070,386
Ser. B, 5.00%, 9/1/36	A2	6,500,000	6,823,980
5.00%, 9/1/35	A2	1,000,000	1,075,514
5.00%, 9/1/33	A2	500,000	540,074
Ser. A, 3.00%, 9/1/40	A2	1,000,000	814,485
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C, BAM, 5.00%, 11/15/42	AA	10,000,000	10,436,391
Ser. B, 5.00%, 11/15/33	A3	5,220,000	5,387,452
Ser. D-1, 5.00%, 11/15/33	A3	960,000	968,334
Ser. A-1, 4.00%, 11/15/49	A3	2,000,000	1,820,970
(Green Bond), Ser. A-1, 4.00%, 11/15/47	A3	3,000,000	2,759,160
Metro. Trans. Auth. VRDN Ser. G-1, 4.00%, 11/1/32	VMIG 1	1,085,000	1,085,000
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.25%, 11/15/33	AA	6,340,000	6,767,627
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	3,683,070
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,499,614
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	2,973,619
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,000,542
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	613,514
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,029,805

New York Tax Exempt Income Fund 11

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
New York cont.
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	$1,250,000	$1,251,013
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A−	800,000	811,637
(U. of Rochester), 4.00%, 7/1/50	Aa3	3,500,000	3,303,852
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,063,227
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	3,738,645
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	854,541
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	754,006
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,012,151
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,016,633
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,527,182
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,635,308
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,022,068
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	4,120,000	3,961,359
Nassau Cnty., G.O. Bonds, Ser. B
5.00%, 4/1/43	Aa3	1,000,000	1,112,349
5.00%, 4/1/42	Aa3	1,200,000	1,338,057
5.00%, 4/1/41	Aa3	1,200,000	1,344,485
5.00%, 4/1/40	Aa3	1,500,000	1,690,468
Nassau Cnty., Local Econ. Rev. Bonds, (Roosevelt Children’s Academy Charter School), 5.00%, 7/1/55	Baa2	2,750,000	2,720,034
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	Caa1	5,098,565	5,013,649
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	354,089
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,074,633
5.00%, 4/1/37	A3	1,000,000	1,040,749
5.00%, 4/1/35	A3	200,000	210,772
5.00%, 4/1/24	A3	2,000,000	2,016,697
NY City, G.O. Bonds
Ser. B-1, 5.25%, 10/1/47	Aa2	4,800,000	5,334,899
Ser. B-1, 5.25%, 10/1/43	Aa2	1,500,000	1,685,708
Ser. A-1, 5.00%, 8/1/47	Aa2	5,265,000	5,647,930
Ser. F-1, 5.00%, 4/1/43 T	Aa1	9,440,000	9,986,279
Ser. E-1, 5.00%, 3/1/40	Aa2	5,000,000	5,310,699
Ser. D-1, 4.00%, 3/1/44	Aa2	1,135,000	1,109,942
Ser. A, 4.00%, 8/1/42	Aa2	1,500,000	1,475,927
Ser. D-1, 4.00%, 3/1/42	Aa2	2,000,000	1,968,333
Ser. A-1, 4.00%, 8/1/40	Aa2	3,500,000	3,481,674
NY City, VRDN
Ser. I-2, 4.10%, 3/1/40	VMIG 1	2,500,000	2,500,000
Ser. I-8, 3.95%, 4/1/36	VMIG 1	2,000,000	2,000,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A
4.00%, 2/15/48	Aa3	880,000	833,506
4.00%, 2/15/45	Aa3	1,810,000	1,717,020

12 New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
New York cont.
NY City, Hsg. Dev. Corp. Rev. Bonds
Ser. J, 3.15%, 11/1/54	AA+	$6,925,000	$5,172,825
(Sustainable Dev.), Ser. A-1, 3.05%, 11/1/42	AA+	3,195,000	2,570,884
(Sustainable Dev.), Ser. F-1, 2.50%, 11/1/51	AA+	5,480,000	3,424,046
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium, LLC), AGM, 4.00%, 3/1/45	AA	1,000,000	940,370
(Queens Ballpark Co., LLC), Ser. A, AGM, 3.00%, 1/1/46	AA	4,550,000	3,495,500
(Queens Ballpark Co., LLC), AGM, 3.00%, 1/1/33	AA	3,810,000	3,537,555
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,500,000	1,500,284
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. AA-1, 5.25%, 6/15/52	Aa1	10,000,000	11,120,228
Ser. DD, 5.25%, 6/15/47	Aa1	4,000,000	4,494,951
Ser. AA-1, 5.00%, 6/15/48	Aa1	2,090,000	2,247,149
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	12,699,434
Ser. BB-1, 3.00%, 6/15/44	Aa1	2,500,000	1,993,554
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN
3.85%, 6/15/49	VMIG 1	2,000,000	2,000,000
Ser. DD-1, 3.85%, 6/15/43	VMIG 1	3,835,000	3,835,000
Ser. F-2, 3.95%, 6/15/35	VMIG 1	1,130,000	1,130,000
NY City, Transitional Fin. Auth. Rev. Bonds
5.50%, 11/1/45	AAA	10,000,000	11,429,487
(Future Tax Secd.), Ser. B, 5.25%, 11/1/38	AAA	3,835,000	4,389,312
5.00%, 2/1/47	AAA	9,280,000	10,032,170
Ser. F-1, 5.00%, 2/1/41	AAA	3,000,000	3,291,688
5.00%, 8/1/40	AAA	14,000,000	14,953,348
Ser. B-1, 5.00%, 8/1/40	AAA	6,575,000	6,848,765
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,043,291
(Future Tax Secd.), Ser. A-1, 4.00%, 8/1/48	AAA	1,000,000	973,499
(Future Tax Secd.), 4.00%, 5/1/40	AAA	2,750,000	2,741,784
(Future Tax Secd.), 4.00%, 5/1/39	AAA	5,000,000	5,017,036
4.00%, 11/1/38	AAA	2,450,000	2,471,989
(Future Tax Secd.), 4.00%, 8/1/38	AAA	5,000,000	5,032,462
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/37	AAA	1,000,000	1,015,513
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	6,712,247
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	4,641,112
Ser. S-2, 5.00%, 7/15/40	Aa2	8,110,000	8,333,602
Ser. S-2A, 5.00%, 7/15/36	Aa2	3,250,000	3,516,569
NY City, Trust for Cultural Resources Rev. Bonds, (Lincoln Ctr. for the Performing Arts, Inc.)
4.00%, 12/1/35	A	1,000,000	1,016,575
4.00%, 12/1/34	A	1,000,000	1,026,231
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB+	810,000	826,185
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B−	7,100,000	6,699,059

New York Tax Exempt Income Fund 13

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
New York cont.
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through)
Ser. A-2B, 5.00%, 6/1/51	BB+/P	$3,300,000	$3,056,809
Ser. B, 5.00%, 6/1/41	A−	250,000	252,700
Ser. B, 5.00%, 6/1/36	A−	265,000	271,415
NY State Bridge Auth. Rev. Bonds, Ser. A
4.00%, 1/1/46	Aa3	1,725,000	1,623,186
4.00%, 1/1/41	Aa3	200,000	193,640
4.00%, 1/1/40	Aa3	325,000	316,363
4.00%, 1/1/39	Aa3	250,000	244,987
4.00%, 1/1/38	Aa3	175,000	172,537
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A2	3,000,000	3,052,632
zero %, 11/15/50	A2	7,000,000	1,820,645
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	7,055,464
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	6,960,518
(Iona College), Ser. A, 5.00%, 7/1/51	Baa2	350,000	355,514
(St. Joseph’s College), 5.00%, 7/1/51	BBB−/F	725,000	723,638
(Iona College), 5.00%, 7/1/42	Baa2	225,000	232,295
(The New School), Ser. A, 5.00%, 7/1/42	A3	750,000	783,392
(The New School), Ser. A, 5.00%, 7/1/41	A3	1,000,000	1,048,407
(The New School), Ser. A, 5.00%, 7/1/40	A3	900,000	946,621
(The New School), Ser. A, 5.00%, 7/1/39	A3	750,000	792,210
(Wagner College), 5.00%, 7/1/38	BBB−/F	840,000	864,101
(Iona College), 5.00%, 7/1/37	Baa2	200,000	210,439
(Wagner College), 5.00%, 7/1/37	BBB−/F	770,000	795,561
(Wagner College), 5.00%, 7/1/36	BBB−/F	730,000	761,229
(Wagner College), 5.00%, 7/1/35	BBB−/F	1,000,000	1,052,355
(Wagner College), 5.00%, 7/1/33	BBB−/F	1,000,000	1,064,624
(Iona College), 5.00%, 7/1/32	Baa2	525,000	569,878
(Iona College), 5.00%, 7/1/31	Baa2	625,000	675,455
(Iona College), 5.00%, 7/1/29	Baa2	250,000	266,407
(Fordham U.), 4.00%, 7/1/46	A2	11,000,000	10,497,352
(Northwell Hlth.), 4.00%, 5/1/45	A3	10,000,000	9,443,032
(Rockefeller U. (The)), Ser. A, 4.00%, 7/1/42	Aa1	6,400,000	6,184,408
(St. Joseph’s College), 4.00%, 7/1/40	BBB−/F	200,000	179,235
(St. Joseph’s College), 4.00%, 7/1/35	BBB−/F	600,000	572,955
(St. Joseph’s College/Brooklyn NY), Ser. A, 4.00%, 7/1/34	BBB−/F	850,000	821,829
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,181,597
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,060
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,539,990
(Pratt Inst.), 5.00%, 7/1/39	A2	2,750,000	2,813,966
(St. John’s U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,433,284

14 New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
New York cont.
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	$3,000,000	$3,067,775
(NYU), Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,084,622
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A+	360,000	375,860
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,026
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A+	1,000,000	1,045,750
(NYU), Ser. A, 4.00%, 7/1/35	Aa2	1,000,000	1,024,607
(NYU), Ser. A, 4.00%, 7/1/34	Aa2	1,195,000	1,238,884
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,201,835
5.00%, 12/1/36	Baa3	700,000	691,011
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	10,897
Ser. B-C, 5.00%, 2/15/41	Aa1	4,995,000	5,095,286
Ser. B-C, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	5,159
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	5,449
Ser. A, 3.00%, 3/15/38	Aa1	1,320,000	1,148,250
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.), Ser. D, 3.50%, 10/1/29	A−	5,000,000	4,840,550
NY State Env. Fac. Corp. Rev. Bonds, (NY State Revolving Fund 2010 Master)
4.00%, 8/15/51	Aaa	1,400,000	1,348,915
4.00%, 8/15/46	Aaa	1,000,000	974,189
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B+	550,000	523,387
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 3.83%, 5/1/44	VMIG 1	9,000,000	9,000,000
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.50%, 9/15/52	A2	3,000,000	2,262,418
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	4,000,000	3,227,712
(Port Auth. of NY & NJ), Ser. 1WTC, 3.00%, 2/15/42	AA−	1,500,000	1,185,389
(One Bryant Pk., LLC), Class 3, 2.80%, 9/15/69	Baa1	5,500,000	4,993,101
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA−	8,250,000	6,030,894
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	516,127
Class 1-3, 5.00%, 11/15/44	BB−/P	15,975,000	15,685,929
NY State Pwr. Auth. Rev. Bonds Ser. A, 4.00%, 11/15/55 T	Aa1	10,950,000	10,509,642

New York Tax Exempt Income Fund 15

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
New York cont.
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	$2,000,000	$2,037,433
(Green Bonds-Bidding Group 2), Ser. C, 4.125%, 3/15/56	AA+	8,500,000	8,270,214
Ser. B, 4.00%, 1/1/45	A2	9,000,000	8,673,924
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	4,500,000	4,382,947
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	7,250,000	7,345,807
(Delta Air Lines, Inc. — LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	5,097,147
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	750,000	779,274
(JFK Intl. Air Term., LLC), 5.00%, 12/1/34	Baa1	5,000,000	5,353,805
(Delta Air Lines, Inc. — LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,059,352
(Delta Air Lines, Inc. — LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,032,100
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	900,000	827,050
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	600,000	563,638
(American Airlines, Inc.), 3.00%, 8/1/31	B/F	1,630,000	1,416,589
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	6,691,568
NY State, Liberty Dev. Corp. Rev. Bonds
Ser. A, AGM, 3.00%, 11/15/51	AA	7,000,000	5,040,204
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	7,120,000	5,079,338
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.)
AGM, 4.00%, 12/1/46	AA	4,000,000	3,602,040
Ser. A, AGM, 4.00%, 12/1/38	AA	1,250,000	1,180,651
Ser. A, AGM, 4.00%, 12/1/37	AA	1,000,000	958,672
Ser. A, AGM, 4.00%, 12/1/36	AA	1,250,000	1,220,282
Ser. A, AGM, 4.00%, 12/1/35	AA	1,000,000	992,283
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 7/1/51	Baa2	700,000	701,712
5.00%, 7/1/46	Baa2	450,000	454,318
5.00%, 1/1/43	Baa2	740,000	748,712
Ser. B, 5.00%, 7/1/35	Baa2	410,000	428,693
5.00%, 7/1/34	Baa2	445,000	453,425
Ser. B, 5.00%, 7/1/34	Baa2	285,000	299,893
Ser. B, 5.00%, 7/1/33	Baa2	305,000	321,548
Ser. B, 5.00%, 7/1/32	Baa2	265,000	280,289
4.00%, 7/1/42	Baa2	525,000	468,074
4.00%, 7/1/41	Baa2	215,000	193,670
Ser. B, 4.00%, 7/1/40	Baa2	300,000	272,742
4.00%, 7/1/39	Baa2	450,000	413,469
Ser. B, 4.00%, 7/1/39	Baa2	825,000	758,027
4.00%, 7/1/38	Baa2	150,000	139,215
Ser. B, 4.00%, 7/1/38	Baa2	455,000	422,285
Ser. B, 4.00%, 7/1/37	Baa2	490,000	459,318

16 New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
New York cont.
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
4.00%, 7/1/36	Baa2	$325,000	$309,292
Ser. B, 4.00%, 7/1/36	Baa2	425,000	404,458
4.00%, 7/1/34	Baa2	300,000	293,148
Port Auth. of NY & NJ Rev. Bonds
5.50%, 8/1/52	Aa3	5,000,000	5,483,507
5.00%, 1/15/47	Aa3	3,000,000	3,252,847
Ser. 217, 5.00%, 11/1/44	Aa3	2,700,000	2,907,464
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	5,606,967
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	2,582,919
4.00%, 11/1/41	Aa3	3,250,000	3,237,921
Ser. 222, 4.00%, 7/15/40	Aa3	500,000	500,157
Ser. 217, 4.00%, 11/1/37	Aa3	3,800,000	3,870,761
Ser. 222, 4.00%, 7/15/37	Aa3	4,055,000	4,142,687
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	612,924
5.00%, 6/1/25	Ba1	230,000	231,591
5.00%, 6/1/24	Ba1	460,000	460,934
5.00%, 6/1/23	Ba1	1,125,000	1,125,000
Saratoga Cnty., Cap. Resource Rev. Bonds, (Skidmore College)
Ser. A, 5.00%, 7/1/45	A1	2,500,000	2,664,117
Ser. 21A, 4.00%, 7/1/37	A1	1,385,000	1,353,854
Ser. 21A, 4.00%, 7/1/35	A1	1,285,000	1,289,727
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College)
5.25%, 7/1/52	A1	700,000	753,565
5.00%, 7/1/32	A1	600,000	695,584
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB−/F	2,250,000	2,105,800
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.00%, 9/1/41	Baa1	100,000	101,897
Ser. B, 5.00%, 9/1/41	Baa1	200,000	203,794
Ser. A, 5.00%, 9/1/40	Baa1	100,000	102,201
Ser. B, 5.00%, 9/1/40	Baa1	200,000	204,401
Ser. A, 5.00%, 9/1/39	Baa1	125,000	128,252
Ser. B, 5.00%, 9/1/39	Baa1	195,000	200,073
Ser. A, 5.00%, 9/1/38	Baa1	125,000	128,744
Ser. B, 5.00%, 9/1/38	Baa1	200,000	205,990
Ser. A, 5.00%, 9/1/37	Baa1	100,000	103,336
Ser. B, 5.00%, 9/1/37	Baa1	220,000	227,339
Ser. A, 5.00%, 9/1/36	Baa1	100,000	104,087
Ser. B, 5.00%, 9/1/36	Baa1	200,000	208,175
Ser. B, 5.00%, 9/1/35	Baa1	200,000	209,933
Ser. B, 5.00%, 9/1/34	Baa1	200,000	211,879
Ser. B, 5.00%, 9/1/33	Baa1	150,000	159,508
Ser. B, 5.00%, 9/1/32	Baa1	150,000	159,942

New York Tax Exempt Income Fund 17

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
New York cont.
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds
4.00%, 6/1/50	BBB−	$2,810,000	$2,725,144
4.00%, 6/1/41	A−	1,300,000	1,223,353
4.00%, 6/1/40	A−	1,250,000	1,188,893
4.00%, 6/1/39	A−	1,250,000	1,199,211
4.00%, 6/1/38	A−	815,000	788,348
4.00%, 6/1/37	A−	1,250,000	1,221,032
Ser. B-2, zero %, 6/1/66	BB/P	5,000,000	545,405
Syracuse, Regl. Arpt. Auth. Rev. Bonds
5.00%, 7/1/34	Baa1	775,000	821,424
5.00%, 7/1/33	Baa1	750,000	800,338
4.00%, 7/1/36	Baa1	400,000	378,768
4.00%, 7/1/35	Baa1	350,000	336,119
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,416,791
(Ithaca College), 5.00%, 7/1/41	A3	715,000	729,666
(Ithaca College), 5.00%, 7/1/37	A3	250,000	258,151
(Ithaca College), 5.00%, 7/1/35	A3	150,000	156,618
(Ithaca College), 5.00%, 7/1/34	A3	150,000	157,624
Triborough Bridge & Tunnel Auth. Rev. Bonds
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. D-2, 5.50%, 5/15/52	AA+	3,250,000	3,667,078
(Metro. Trans. Auth. Bridges & Tunnels), Ser. A, 5.00%, 11/15/49	Aa3	500,000	533,277
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,055,694
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,747,967
Ser. A, zero %, 11/15/30	A1	7,000,000	5,338,195
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds
5.00%, 5/15/47	AA+	6,500,000	7,056,172
Ser. A, 4.00%, 5/15/48	AA+	8,000,000	7,633,861
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.)
Ser. A, 5.00%, 9/1/38	A3	2,725,000	2,903,774
Ser. A, 5.00%, 9/1/37	A3	1,375,000	1,469,597
Ser. A, 5.00%, 9/1/36	A3	1,500,000	1,614,721
5.00%, 9/1/33	A3	3,000,000	3,278,467
Ser. A, 5.00%, 9/1/32	A3	1,625,000	1,779,110
Ser. A, 5.00%, 9/1/31	A3	1,500,000	1,648,775
Ser. A, 5.00%, 9/1/30	A3	1,000,000	1,103,256
Ser. A, 4.00%, 9/1/40	A3	1,375,000	1,258,106
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	A−	15,490,000	15,753,448
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Pace U.), Ser. A, 5.50%, 5/1/42	BBB−	4,405,000	4,412,166
(Kendal on Hudson), Ser. B, 5.00%, 1/1/41	BBB+/F	500,000	487,422
(Kendal on Hudson), Ser. B, 5.00%, 1/1/37	BBB+/F	525,000	523,442
(Kendal on Hudson), Ser. B, 5.00%, 1/1/32	BBB+/F	500,000	507,224

18 New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
New York cont.
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. 144A Rev. Bonds, (Purchase Sr. Learning Cmnty.), 5.00%, 7/1/56	B−/P	$2,205,000	$1,644,028
Westchester Cnty., Local Dev. Corp. Rev. Bonds, (Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,244,332
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	A−	1,250,000	1,277,078
Yonkers, G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,306,260
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	505,000	444,266
5.00%, 10/15/49	BB/P	665,000	593,540
5.00%, 10/15/39	BB/P	545,000	504,706
			792,790,947
Puerto Rico (0.3%)
Cmnwlth. of PR G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	2,750,000	2,393,350
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	418,595
			2,811,945
Total municipal bonds and notes (cost $835,486,662)			$805,868,087

SHORT-TERM INVESTMENTS (1.4%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.21% L	Shares	11,227,782	$11,227,782
U.S. Treasury Bills 5.197%, 10/26/23 #		$478,000	467,726
Total short-term investments (cost $11,696,027)			$11,695,508

TOTAL INVESTMENTS
Total investments (cost $847,182,689)	$817,563,595

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from December 1, 2022 through May 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $811,402,708.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $467,675 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
##	Forward commitment, in part or in entirety (Note 1).

New York Tax Exempt Income Fund 19

L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.56%, 5.19% and 5.52%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	24.0%
	Tax bonds	16.0
	Transportation	15.9

FUTURES CONTRACTS OUTSTANDING at 5/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	142	$17,104,344	$17,104,344	Sep-23	$(133,445)
Unrealized appreciation					—
Unrealized (depreciation)					(133,445)
Total					$(133,445)

20 New York Tax Exempt Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$805,868,087	$—
Short-term investments	—	11,695,508	—
Totals by level	$—	$817,563,595	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(133,445)	$—	$—
Totals by level	$(133,445)	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

New York Tax Exempt Income Fund 21

Statement of assets and liabilities 5/31/23 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $835,954,907)	$806,335,813
Affiliated issuers (identified cost $11,227,782) (Note 5)	11,227,782
Interest and other receivables	10,418,775
Receivable for shares of the fund sold	275,465
Receivable for investments sold	2,690,224
Prepaid assets	16,810
Total assets	830,964,869

LIABILITIES
Payable for investments purchased	2,960,748
Payable for purchases of delayed delivery securities (Note 1)	1,575,904
Payable for shares of the fund repurchased	695,145
Payable for compensation of Manager (Note 2)	300,179
Payable for custodian fees (Note 2)	10,588
Payable for investor servicing fees (Note 2)	79,756
Payable for Trustee compensation and expenses (Note 2)	243,069
Payable for administrative services (Note 2)	4,832
Payable for distribution fees (Note 2)	263,363
Payable for floating rate notes issued (Note 1)	13,025,000
Payable for variation margin on futures contracts (Note 1)	86,536
Distributions payable to shareholders	231,724
Other accrued expenses	85,317
Total liabilities	19,562,161

Net assets	$811,402,708

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$866,664,855
Total distributable earnings (Note 1)	(55,262,147)
Total — Representing net assets applicable to capital shares outstanding	$811,402,708

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($592,644,377 divided by 75,827,247 shares)	$7.82
Offering price per class A share (100/96.00 of $7.82)*	$8.15
Net asset value and offering price per class B share ($329,623 divided by 42,281 shares)**	$7.80
Net asset value and offering price per class C share ($14,955,008 divided by 1,914,362 shares)**	$7.81
Net asset value, offering price and redemption price per class R6 share
($140,101,711 divided by 17,917,126 shares)	$7.82
Net asset value, offering price and redemption price per class Y share
($63,371,989 divided by 8,103,969 shares)	$7.82

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

22 New York Tax Exempt Income Fund

Statement of operations Six months ended 5/31/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $159,817 from investments in affiliated issuers) (Note 5)	$15,572,931
Total investment income	15,572,931

EXPENSES
Compensation of Manager (Note 2)	1,761,493
Investor servicing fees (Note 2)	245,092
Custodian fees (Note 2)	7,945
Trustee compensation and expenses (Note 2)	17,390
Distribution fees (Note 2)	828,788
Administrative services (Note 2)	18,115
Interest and fees expense (Note 1)	438,789
Other	130,076
Total expenses	3,447,688
Expense reduction (Note 2)	(4,780)
Net expenses	3,442,908

Net investment income	12,130,023

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(8,695,915)
Futures contracts (Note 1)	607,189
Total net realized loss	(8,088,726)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	14,732,840
Futures contracts	11,403
Total change in net unrealized appreciation	14,744,243

Net gain on investments	6,655,517

Net increase in net assets resulting from operations	$18,785,540

The accompanying notes are an integral part of these financial statements.

New York Tax Exempt Income Fund 23

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 5/31/23*	Year ended 11/30/22
Operations
Net investment income	$12,130,023	$22,621,076
Net realized loss on investments	(8,088,726)	(16,765,855)
Change in net unrealized appreciation (depreciation)
of investments	14,744,243	(111,809,894)
Net increase (decrease) in net assets resulting
from operations	18,785,540	(105,954,673)
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(61,459)	(17,438)
Class B	(42)	(16)
Class C	(1,623)	(511)
Class R6	(13,776)	(3,972)
Class Y	(6,169)	(1,795)
From tax-exempt net investment income
Class A	(8,612,986)	(16,131,056)
Class B	(4,358)	(12,206)
Class C	(164,837)	(342,293)
Class R6	(2,156,626)	(4,181,552)
Class Y	(987,804)	(1,805,544)
From net realized long-term gain on investments
Class A	—	(1,740,270)
Class B	—	(2,129)
Class C	—	(56,284)
Class R6	—	(402,451)
Class Y	—	(189,851)
Decrease from capital share transactions (Note 4)	(10,002,503)	(93,365,813)
Total decrease in net assets	(3,226,643)	(224,207,854)

NET ASSETS
Beginning of period	814,629,351	1,038,837,205
End of period	$811,402,708	$814,629,351

* Unaudited.

The accompanying notes are an integral part of these financial statements.

24 New York Tax Exempt Income Fund

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New York Tax Exempt Income Fund 25

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	on investments	distributions	of period	value (%)[a]	(in thousands)	net assets (%)[b]	net assets (%)	(%)
Class A
May 31, 2023**	$7.75	.11	.07	.18	(.11)	—	(.11)	$7.82	2.37*	$592,644	.45*c	1.46*	16*
November 30, 2022	8.90	.20	(1.13)	(.93)	(.20)	(.02)	(.22)	7.75	(10.50)	603,940	.83[c]	2.49	35
November 30, 2021	8.80	.18	.10	.28	(.18)	—	(.18)	8.90	3.23	756,976	.77[c]	2.05	12
November 30, 2020	8.72	.20	.09	.29	(.21)	—	(.21)	8.80	3.34	770,842	.77[c]	2.37	29
November 30, 2019	8.26	.22	.47	.69	(.23)	—	(.23)	8.72	8.38	813,820.75		2.61	26
November 30, 2018	8.49	.24	(.22)	.02	(.25)	—	(.25)	8.26	.18	779,418.75		2.87	28
Class B
May 31, 2023**	$7.73	.09	.07	.16	(.09)	—	(.09)	$7.80	2.07*	$330	.74*c	1.16*	16*
November 30, 2022	8.88	.16	(1.14)	(.98)	(.15)	(.02)	(.17)	7.73	(11.06)	432	1.43[c]	1.84	35
November 30, 2021	8.78	.13	.10	.23	(.13)	—	(.13)	8.88	2.62	930	1.37[c]	1.46	12
November 30, 2020	8.70	.15	.08	.23	(.15)	—	(.15)	8.78	2.71	1,905	1.39[c]	1.76	29
November 30, 2019	8.24	.17	.46	.63	(.17)	—	(.17)	8.70	7.72	4,083	1.38	2.00	26
November 30, 2018	8.47	.19	(.23)	(.04)	(.19)	—	(.19)	8.24	(.45)	5,507	1.38	2.25	28
Class C
May 31, 2023**	$7.74	.09	.06	.15	(.08)	—	(.08)	$7.81	1.99*	$14,955	.82*c	1.08*	16*
November 30, 2022	8.90	.14	(1.14)	(1.00)	(.14)	(.02)	(.16)	7.74	(11.26)	15,924	1.58[c]	1.72	35
November 30, 2021	8.80	.12	.10	.22	(.12)	—	(.12)	8.90	2.46	24,416	1.52[c]	1.31	12
November 30, 2020	8.72	.14	.08	.22	(.14)	—	(.14)	8.80	2.55	34,757	1.54[c]	1.60	29
November 30, 2019	8.26	.16	.46	.62	(.16)	—	(.16)	8.72	7.55	42,827	1.53	1.84	26
November 30, 2018	8.49	.18	(.23)	(.05)	(.18)	—	(.18)	8.26	(.60)	43,007	1.53	2.10	28
Class R6
May 31, 2023**	$7.75	.13	.06	.19	(.12)	—	(.12)	$7.82	2.51*	$140,102	.31*c	1.59*	16*
November 30, 2022	8.90	.22	(1.13)	(.91)	(.22)	(.02)	(.24)	7.75	(10.27)	135,650	.57[c]	2.75	35
November 30, 2021	8.81	.20	.10	.30	(.21)	—	(.21)	8.90	3.38	173,483	.52[c]	2.30	12
November 30, 2020	8.73	.23	.08	.31	(.23)	—	(.23)	8.81	3.58	130,200	.53[c]	2.60	29
November 30, 2019	8.26	.24	.48	.72	(.25)	—	(.25)	8.73	8.75	110,449.52		2.68[d]	26
November 30, 2018 †	8.35	.13	(.08)	.05	(.14)	—	(.14)	8.26	.56*	3,624	.27*	1.61*	28
Class Y
May 31, 2023**	$7.75	.12	.07	.19	(.12)	—	(.12)	$7.82	2.50*	$63,372	.32*c	1.58*	16*
November 30, 2022	8.90	.22	(1.13)	(.91)	(.22)	(.02)	(.24)	7.75	(10.27)	58,684	.58[c]	2.73	35
November 30, 2021	8.81	.20	.09	.29	(.20)	—	(.20)	8.90	3.37	83,032	.52[c]	2.29	12
November 30, 2020	8.72	.22	.10	.32	(.23)	—	(.23)	8.81	3.69	66,571	.54[c]	2.59	29
November 30, 2019	8.26	.24	.46	.70	(.24)	—	(.24)	8.72	8.62	59,099.53		2.90	26
November 30, 2018	8.49	.26	(.23)	.03	(.26)	—	(.26)	8.26	.40	115,604.53		3.09	28

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

26 New York Tax Exempt Income Fund	New York Tax Exempt Income Fund 27

Financial highlights cont.

* Not annualized.

** Unaudited.

† For the period May 22, 2018 (commencement of operations) to November 30, 2018.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

c Includes interest and fee expense associated with borrowings which amounted to the following amounts as a percentage of average net assets:

Percentage of average net assets
5/31/23 (not annualized)	0.05%
11/30/22	0.05
11/30/21	0.01
11/30/20	0.02

d The net investment income ratio shown for the period ending may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

28 New York Tax Exempt Income Fund

Notes to financial statements 5/31/23 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from December 1, 2022 through May 31, 2023. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
State Street	State Street Bank and Trust Company
JPMorgan	JPMorgan Chase Bank, N.A.
the SEC	the Securities and Exchange Commission
OTC	over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management

Putnam New York Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax and New York State and City personal income taxes as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax and New York State and City personal income taxes (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, Putnam Management invests so that at least 90% of the fund’s income distributions are exempt from federal income tax and New York State and City personal income taxes, except during times of adverse market conditions, when more than 10% of the fund’s income distributions could be subject to these taxes. Such tax-exempt investments in which the fund invests are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal, and New York State and City personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these

New York Tax Exempt Income Fund 29

contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably

30 New York Tax Exempt Income Fund

available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $20,495,921 were held by the TOB trust and served as collateral for $13,025,000 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $373,253 for these investments based on an average interest rate of 3.00%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the

New York Tax Exempt Income Fund 31

Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At November 30, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$7,840,050	$10,824,169	$18,664,219

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $847,689,189, resulting in gross unrealized appreciation and depreciation of $6,608,480 and $36,867,519, respectively, or net unrealized depreciation of $30,259,039.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,	0.390%	of the next $50 billion,
0.540%	of the next $5 billion,	0.370%	of the next $50 billion,
0.490%	of the next $10 billion,	0.360%	of the next $100 billion and
0.440%	of the next $10 billion,	0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.215% of the fund’s average net assets.

32 New York Tax Exempt Income Fund

Putnam Management has contractually agreed, through March 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$186,032	Class R6	34,493
Class B	119	Class Y	19,629
Class C	4,819	Total	$245,092

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4,780 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $722, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to

New York Tax Exempt Income Fund 33

Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$749,468
Class B	1.00%	0.85%	1,632
Class C	1.00%	1.00%	77,688
Total			$828,788

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $6,406 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$127,921,616	$131,142,005
U.S. government securities (Long-term)	—	—
Total	$127,921,616	$131,142,005

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class A	Shares	Amount	Shares	Amount
Shares sold	2,752,921	$21,621,132	5,267,027	$42,501,690
Shares issued in connection with
reinvestment of distributions	950,513	7,454,891	1,893,553	15,295,102
	3,703,434	29,076,023	7,160,580	57,796,792
Shares repurchased	(5,819,020)	(45,568,102)	(14,278,869)	(115,819,175)
Net decrease	(2,115,586)	$(16,492,079)	(7,118,289)	$(58,022,383)

34 New York Tax Exempt Income Fund

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class B	Shares	Amount	Shares	Amount
Shares sold	23	$194	76	$619
Shares issued in connection with
reinvestment of distributions	393	3,071	1,323	10,794
	416	3,265	1,399	11,413
Shares repurchased	(13,992)	(109,765)	(50,229)	(400,298)
Net decrease	(13,576)	$(106,500)	(48,830)	$(388,885)

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class C	Shares	Amount	Shares	Amount
Shares sold	88,463	$692,865	93,667	$762,469
Shares issued in connection with
reinvestment of distributions	20,771	162,743	46,917	380,176
	109,234	855,608	140,584	1,142,645
Shares repurchased	(250,960)	(1,970,844)	(828,757)	(6,623,585)
Net decrease	(141,726)	$(1,115,236)	(688,173)	$(5,480,940)

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,410,340	$18,959,471	3,518,116	$28,682,347
Shares issued in connection with
reinvestment of distributions	276,285	2,167,905	567,996	4,587,975
	2,686,625	21,127,376	4,086,112	33,270,322
Shares repurchased	(2,268,073)	(17,777,130)	(6,072,724)	(48,638,394)
Net increase (decrease)	418,552	$3,350,246	(1,986,612)	$(15,368,072)

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,767,724	$21,836,765	4,401,261	$35,422,192
Shares issued in connection with
reinvestment of distributions	109,546	859,665	201,303	1,628,660
	2,877,270	22,696,430	4,602,564	37,050,852
Shares repurchased	(2,343,516)	(18,335,364)	(6,358,733)	(51,156,385)
Net increase (decrease)	533,754	$4,361,066	(1,756,169)	$(14,105,533)

New York Tax Exempt Income Fund 35

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 11/30/22	cost	proceeds	income	of 5/31/23
Short-term investments
Putnam Short Term
Investment Fund**	$603,241	$91,613,876	$80,989,335	$159,817	$11,227,782
Total Short-term
investments	$603,241	$91,613,876	$80,989,335	$159,817	$11,227,782

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund focuses a majority of its investments in the state of New York and may be affected by economic and political developments in that state.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

36 New York Tax Exempt Income Fund

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	200

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Payables, Net assets —
Interest rate contracts	Receivables	$—	Unrealized depreciation	$133,445*
Total		$—		$133,445

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$607,189	$607,189
Total	$607,189	$607,189

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$11,403	$11,403
Total	$11,403	$11,403

New York Tax Exempt Income Fund 37

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts§	$—	$—
Total Assets	$—	$—
Liabilities:
Futures contracts§	$86,536	$86,536
Total Liabilities	$86,536	$86,536
Total Financial and Derivative Net Assets	$(86,536)	$(86,536)
Total collateral received (pledged)†##	$—
Net amount	$(86,536)
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $467,675.

Note 9: Of special note

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco, Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Management, a wholly owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly-owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. In anticipation of this automatic termination, on June 23, 2023, the Board of Trustees of the Putnam Funds approved a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable), which will be presented to the shareholders of each Putnam Fund for their approval at shareholder meetings currently expected to occur in October 2023.

38 New York Tax Exempt Income Fund

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Core Equity Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Core Bond Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Health Care Fund	Mortgage Opportunities Fund
Global Technology Fund	Mortgage Securities Fund
Short Duration Bond Fund
Growth	Ultra Short Duration Income Fund
Large Cap Growth Fund
Small Cap Growth Fund	Tax-free Income
Sustainable Future Fund	Intermediate-Term Municipal Income Fund
Sustainable Leaders Fund	Short-Term Municipal Income Fund
Strategic Intermediate Municipal Fund
Value	Tax Exempt Income Fund
International Value Fund	Tax-Free High Yield Fund
Large Cap Value Fund
Small Cap Value Fund	State tax-free income funds:‡
California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

New York Tax Exempt Income Fund 39

Asset Allocation	Asset Allocation (cont.)
George Putnam Balanced Fund	Retirement Advantage Maturity Fund
Retirement Advantage 2065 Fund
Dynamic Asset Allocation Balanced Fund	Retirement Advantage 2060 Fund
Dynamic Asset Allocation Conservative Fund	Retirement Advantage 2055 Fund
Dynamic Asset Allocation Growth Fund	Retirement Advantage 2050 Fund
Retirement Advantage 2045 Fund
Multi-Asset Income Fund	Retirement Advantage 2040 Fund
Retirement Advantage 2035 Fund
Retirement Advantage 2030 Fund
Retirement Advantage 2025 Fund

Sustainable Retirement Maturity Fund
Sustainable Retirement 2065 Fund
Sustainable Retirement 2060 Fund
Sustainable Retirement 2055 Fund
Sustainable Retirement 2050 Fund
Sustainable Retirement 2045 Fund
Sustainable Retirement 2040 Fund
Sustainable Retirement 2035 Fund
Sustainable Retirement 2030 Fund
Sustainable Retirement 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

40 New York Tax Exempt Income Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam New York Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: July 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: July 26, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: July 26, 2023